Intangible assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible assets
12.	Intangible assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	218,311	551,526	992,290	169,811	1,931,938
Addition	—	—	181,181	—	181,181
Transfer	—	121,227	(121,227)	—	—

At December 31, 2022 and January 1, 2023	218,311	672,753	1,052,244	169,811	2,113,119
Addition	—	—	186,222	—	186,222
Transfer	—	754,407	(754,407)	—	—

At December 31, 2023	218,311	1,427,160	484,059	169,811	2,299,341

Accumulated amortization and impairment
At January 1, 2022	5,675	167,681	—	—	173,356
Amortization	—	64,939	—	—	64,939

At December 31, 2022 and January 1, 2023	5,675	232,620	—	—	238,295
Amortization	—	109,913	—	—	109,913

At December 31, 2023	5,675	342,533	—	—	348,208

Net carrying amount
At December 31, 2022	212,636	440,133	1,052,244	169,811	1,874,824

At December 31, 2023	212,636	1,084,627	484,059	169,811	1,951,133

US$’000	29,933	152,687	68,143	23,905	274,668

Goodwill
Goodwill represents the excess of purchase consideration over fair value of net assets of businesses acquired.
Goodwill acquired through business combinations have been allocated to two cash-generating units for impairment testing as follows:

•	Yuchai manufacturing business.

•	Yulin Hotel. Goodwill allocated to Yulin Hotel was fully impaired in 2008.
Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Yuchai manufacturing business	212,636	212,636	29,933

Yuchai manufacturing business
The Group performs its impairment test annually. The recoverable amount was determined based on a value in use calculation using cash flow projectio ns from financial budgets approved by senior management covering a five-year period. The pre-tax discount rate applied to the cash flow projections was
15.10%
 (2022
:
14.34
%) and cash flows beyond the
five
-year
period are extrapolated using a
1
%
growth rate (2022
:
5
%)
,
a modest long-term growth rate after taking into consideration of industry outlook with management estimation.

No
impairment was identified for this unit.

Key assumptions used for value in use calculations
Key assumptions used in estimation of value in use were as follows:

•	Profit from operation

•	Discount rate
Profit from operation – Profit from operation is based on management’s estimate with reference to historical performance and future business outlook of Yuchai manufacturing business.
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group.
Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by
12.85
% (2022: 26.64%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to
20.94
% (2022: 17.92%) would result in impairment.
With regard to the assessment of value in use of the Yuchai manufacturing business, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value of the unit.
Technology
know-how
The Group has an intangible asset representing technology development costs relating to the production of 4Y20 engines. As of December 2023, the carrying amount of the asset is RMB
 5.0 million (US$ 0.7
million),

net of the accumulated impairment loss that was brought forward from prior years amounting to
RMB 126.7 million.
In late 2018, the Group had commenced the production of 4Y20 engines. In 2021, 2022 and 2023, management believed that there was no indicator for further impairment. Also, having considered that there was no significant change of the market demand and economic environment which will have a favorable effect to the recoverable amount of the intangible asset, management had concluded that no reversal of impairment was necessary in 2021, 2022 and 2023.
In 2023, the development of certain engine platform relating to National VI and Tier 4
engines were completed, and the related development costs amounting to RMB 754.4 million (US$ 106.2 million) (2022: RMB 121.2 million) were transferred from development costs to technology know-how,
and amortization were charged accordingly based on the Group’s policy.

Development costs
During 2022 and 2023, the Group has capitalized development costs of RMB 181.2 million and RMB 186.2 million (US$ 26.2 million), respectively, mainly for new engines that comply with National VI and Tier 4 emission standards. As of December 31, 2023, the total capitalized development costs are RMB 484.1 million (US$ 68.1 million) (2022: RMB 1,052.2
m
illion). These development costs relate to
on-going
development efforts and, accordingly, have not yet been available for use, and therefore no amortization charges were recorded.
In 2022 and 2023, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2023, the Group used 6-10 years (2022: 7 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value.
Key assumptions used in estimation of value in use were as follows:

•
Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated, growth rate and estimation of future business outlook. In 2023, the Group estimated the revenue growth rate is the range of
10
% to
25
% year-on-year from 2024 to 2029 in view of the implementation of new emission standard for powertrain solutions for on- and off- road engine business. Management expected an accelerated growth for new energy products due to the government’s emphasis on new energy and low carbon emission commitment in domestic and international market.

In 2022, the Group estimated the revenue growth rate is the range of 15% to 20%
year-on-year
from 2023 to 2027 in view of the implementation of new emission standard and management expect an accelerated growth for new energy products due to the government’s emphasis on new energy. Management assumes the revenue for the year 2028 and 2029 remain the same level as 2027.

•
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax
discount rate of
15.10
% (2022: 14.34%).

Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by
6.56
% (2022: 4.88%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to
15.99
% (2022: 19.17%) would result in impairment.
With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.
Trademarks
In 2019, Yuchai entered into a trademark license agreement with GY under which Yuchai was granted the exclusive and perpetual use of the trademarks listed in the trademark license agreement for a one-time
usage fee of RMB 169.8 million.
Management has assessed and concluded that the right granted by the trademark license, according to the terms and conditions of the trademark license agreement, is indefinite.
In 2022 and 2023, the Group performed an annual impairment review by taking Yuchai as a cash–generating unit. Using the same cash flow projection and assumptions for goodwill impairment test disclosed above, management concluded that no impairment charge is to be recognized in 2022 and 2023.